Net Profit/Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Profit/Loss Per Share [Abstract]
NET PROFIT/LOSS PER SHARE

11. NET PROFIT/LOSS PER SHARE

The computation of the Company’s basic and diluted net profit/(loss) per share is as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Numerator:
Net (loss)/profit-continuing operations	$(1,362,270)	$6,296,515	$(1,704,994)
Net loss – discontinued operations	-	-	6,908,558
Total net (loss)/profit	(1,362,270)	6,296,515	5,203,564

Denominator:
Weighted-average shares outstanding-Basic	8,665,047	4,104,283	654,419
Stock options and restricted shares	-	-	588,767
Weighted-average shares outstanding-Diluted	8,665,047	4,104,283	1,243,186
(Loss)/Earnings per share-continuing operations
-Basic	$(0.16)	$1.53	$(2.61)
-Diluted	$(0.16)	$1.53	$(1.37)

Earnings per share-discontinued operations
-Basic	$-	$-	$10.56
-Diluted	$-	$-	$5.56

Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock.

As of December 31, 2025, there were no outstanding stock options and no other securities that would potentially be converted to additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued were excluded from the calculation of diluted net loss per share.